Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Net loss for the year	$ (3,720)	$ (2,436)
Items not involving cash:
Amortization	460	285
Unrealized foreign exchange loss (gain)	1,418	(32)
Interest and finance costs	1,730	683
Change in fair value of embedded derivatives	(204)	(92)
Stock-based compensation	199	198
Total items not involving cash	(117)	(1,394)
Changes in non-cash items:
Trade and other receivables	(2,050)	(3,095)
Inventory	(5,549)	794
Prepaids and deposits	4,992	(1,261)
Accounts payable and accrued liabilities	4,215	2,333
Deferred revenue	51	175
Warranty provision	173	(710)
Taxes paid	0	(54)
Interest paid	(1,265)	(343)
Cash provide (used) in operating activities	450	(3,555)
INVESTING ACTIVITIES
Purchase of intangible assets	(247)	(133)
Purchase of property and equipment	(133)	(211)
Cash used in investing activities	(380)	(344)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	0	867
Share issuance costs	0	(43)
Net proceeds of credit facility	2,418	762
Financing fees	0	(191)
Proceeds from convertible debt	0	2,939
Convertible debt financing fees	0	(158)
Proceeds from long-term loans	0	0
Repayment of long-term loans	(132)	(131)
Cash provided by financing activities	2,286	4,045
Effect of foreign exchange rate on cash and cash equivalents	(61)	15
Increase in cash and cash equivalents	2,295	161
Cash and cash equivalents, beginning	2,026	1,622
Cash and cash equivalents, ending	$ 4,321	$ 1,783